Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Entity Registrant Name	Hempacco Co., Inc.
Entity Central Index Key	0001892480
Document Type	S-1
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-4231457
Entity Address Address Line 1	9925 Airway Road
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92154
City Area Code	619
Amendment Description	Hempacco Co., Inc. (the “Company”) is filing this amendment on Form 10-Q/A for the quarter ended September 30, 2022, to amend the Quarterly Report on Form 10-Q that was originally filed on November 15, 2022 (the "Original 10-Q") to provide the required interactive data files in connection with the Company’s financial statements and to make other minor changes to the Original 10-Q.
Local Phone Number	779-0715